Combined carve-out income statements (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commisions	$ 876,154	$ 961,530	$ 1,383,464
Vessel operating expesnes	6,351,471	6,492,939	6,136,353
General and administrative expense	817,098	780,439	797,544
Related Party [Member]
Commisions	207,338	227,556	312,315
Vessel operating expesnes	61,798	56,279	64,253
General and administrative expense	$ 394,516	$ 436,493	$ 425,360